Total
BNY Mellon Sustainable Global Emerging Markets ETF
Fund Summary BNY Mellon Sustainable Global Emerging Markets ETF
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon Sustainable Global Emerging Markets ETF BNY Mellon Sustainable Global Emerging Markets ETF [1]
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.75%
[1]	The fund's management agreement provides that BNY Mellon ETF Investment Adviser, LLC (Adviser), the fund's investment adviser, will pay substantially all expenses of the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program to be adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BNY Mellon Sustainable Global Emerging Markets ETF | BNY Mellon Sustainable Global Emerging Markets ETF | USD ($)	77	240	417	930

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
BNY Mellon Sustainable Global Emerging Markets ETF | BNY Mellon Sustainable Global Emerging Markets ETF | USD ($)	77	240	417	930

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. The fund's portfolio turnover rate for the fiscal period from December 15, 2021 (the fund's commencement of operations) through October 31, 2022 was 22.52% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market companies that demonstrate attractive investment attributes and sustainable business practices. The fund considers an emerging market company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, an emerging market country. The fund's sub-adviser, Newton Investment Management Limited (NIM), an affiliate of the Adviser, considers a company to be engaged in "sustainable business practices" if the company (i) engages in business practices that are, in NIM's view, sustainable in an economic sense (i.e., the company's strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to environmental, social and governance (ESG) matters

(e.g., the company's environmental footprint, labor standards, board structure, etc.) and (ii) supports sustainable development through its business activities or operations at the time of investment (or is expected to do so over the long-term) by contributing to one or more of the UN's Sustainable Development Goals (SDGs), as described below. Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models. No investment will be made in a company that is considered to be out of line with NIM's sustainable investment process. Examples of such companies may include: tobacco companies due to the health implications of smoking; a company with a large carbon footprint that has no emission reduction plan; or a company that is in direct conflict with the goals of the UN Global Compact (a voluntary corporate initiative that seeks to advance universal principles on human rights, labor, environment and anti-corruption).

The fund considers emerging market countries to be all countries represented in the Morgan Stanley Capital International Emerging Markets Index (MSCI® EM Index), the fund's benchmark index. The fund may overweight or underweight certain countries, companies, industries or market sectors relative to the MSCI® EM Index. The fund also may invest in companies organized or with their principal place of business in, or that have a majority of their assets or business in, or whose securities are primarily listed or traded on exchanges in, developed markets and pre-emerging markets (also known as frontier markets).

The fund invests principally in common stocks. The fund may invest in equity securities of companies with any market capitalization. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors or located in particular countries. As of June 30, 2023, a significant portion of the fund's portfolio was invested in securities of companies in the information technology sector. In addition, as of June 30, 2023, the fund had significant exposure to securities of companies located in China (including through investments in China A-shares) and India.

NIM seeks attractively-priced companies (determined using both qualitative and quantitative fundamental analysis as described under "Fundamental Research and Analysis" below) that NIM believes are well-managed, have good products or services, have strategic direction, and have adopted, or are making progress towards, a sustainable business approach. These are companies that NIM believes should benefit from favorable long-term trends. When selecting stocks for the fund's portfolio, NIM uses an investment process that combines investment themes with fundamental research and analysis, with the consideration of ESG matters.

Investment Themes. Part of NIM's investment philosophy is the belief that no company, market or economy can be considered in isolation; each must be understood within a broader context. Therefore, NIM's global industry analysts and responsible investment team consider the context provided by a series of global investment themes, which are designed to define the broader social, financial and political environment as a framework for understanding events, trends and competitive pressures worldwide.

Fundamental Research and Analysis. NIM next conducts fundamental analysis of investment opportunities and uses cross comparisons of companies to identify securities that NIM believes will outperform. NIM investment professionals are responsible for idea generation and selection through investment analysis in a collaborative team environment. Investment professionals are expected to deliver clear and accountable investment recommendations supporting the portfolio construction efforts. NIM's multi-dimensional research platform plays an integral part in the fundamental investment process delivering insights that NIM believes are key to navigating the fast-changing market environment. In reviewing potential investments, NIM may assess, among other factors, a company's price-to-earnings ratio, positive earnings momentum, earnings per share growth expectations, and earnings stability. NIM also utilizes a variety of valuation techniques, which may include earnings, asset value, cash flow and cost of capital measurements, in conducting its fundamental analysis. In addition, NIM integrates the consideration of material ESG issues through, among other aspects of its investment process, NIM's ESG review of each individual company, prior to an investment being made in an equity security of a company for the first time. NIM's ESG review is designed to identify potential ESG-related risks and opportunities, and incorporates qualitative and quantitative information and data from internal and external (e.g., index providers and consultants) sources, including research, reports, screenings, ratings and/or analysis.

Sustainable Investment Process. Following the fundamental research and analysis, NIM then employs a sustainable investment process that incorporates elements of negative screening alongside other general and security level (i.e., in terms of a company's activities) ESG-related analysis, using similar data sources as those in the ESG review. Ultimately, in keeping with the investment strategy of the fund, the sustainable investment process seeks to:

- identify and avoid companies that participate in specific areas of activity that NIM deems to be materially harmful from an environmental or social perspective, or do not follow good governance practices. For example, NIM could deem companies that have large carbon footprints without an emissions reduction plan, companies with poor labor standards, or companies that are in direct conflict with the goals of the UN Global Compact ineligible for investment.

- identify and invest in companies that are proactively seeking to manage environmental and/or social factors to generate sustainable returns. This may also include those companies that are contributing to the development of solutions that seek to address environmental and/or social issues, examples of which could include more efficient or reduced use of natural resources or accessibility to healthcare.

- identify and invest in companies that support sustainable development through their business activities or operations at the time of investment (or are expected to do so over the long-term), by contributing to one or more of the SDGs. The SDGs are a call for action by all countries – poor, rich and middle-income – to promote prosperity while protecting the planet. The SDGs recognize that ending poverty must go hand-in-hand with strategies that build economic growth and address a range of social needs including education, health, social protection, and job opportunities, while tackling climate change and environmental protection. Examples of the SDGs include climate action, affordable and clean energy, sustainable cities and communities, good health and wellbeing, quality education and zero hunger.

There may be situations where the fund will invest in a security of a company that has been identified by NIM as having involvement in potentially harmful activities from an environmental or social perspective. This may arise for certain companies whose activities or operations, typically due to a legacy business mix, have created poor environmental or social outcomes, but are now investing and positively adapting to future needs (for example, this may include energy companies that are preparing for a transition to a lower carbon world). Similarly, in some instances, the fund may invest in a security of a company where NIM determines prevailing ESG information and data provided by external ESG rating providers have not fully captured positive environmental or social-related initiatives of the company.

Ongoing Monitoring. NIM monitors companies held in the fund's portfolio for emerging negative environmental, social or governance issues. This is done through a combination of ongoing qualitative and quantitative research. This research may be supported by engagement with a company's management, including discussion of material ESG issues where relevant. NIM may engage with selected companies to understand better a company's approach to managing emerging ESG issues. NIM may also specifically engage with companies identified as transitioning away from environmentally or socially harmful activities, to help determine the progress being made in achieving their objectives, supporting the changes being made or encouraging further enhancements. Engagement may also be undertaken in an effort to influence and to support change in the business practices or activities of a company and to obtain information that helps NIM achieve a better understanding of the company's circumstances. NIM also makes use of a variety of third-party data and research providers that allow it to monitor changes in the ESG characteristics of a company. NIM typically exercises voting rights at each shareholder meeting of companies held in the fund's portfolio. This activity is undertaken in-house to ensure that the opinions expressed through NIM's voting record are in line with NIM's investment and engagement priorities.

If the fund invests in a company that is subsequently considered to be out of line with NIM’s sustainable investment process, NIM will sell the security in a prudent manner, within a predetermined timeframe. In addition, NIM typically will consider selling a security held by the fund as a result of one or more of the following:

• price movement and market activity have created an excessive valuation;

• the valuation of the company has become expensive relative to its peers;

• there has been a significant change in the prospects of the company;

• there has been a change in NIM's view of global investment themes (as described above); or

• profit-taking.

The fund is non-diversified.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund for its first complete calendar year of operations. The table compares the average annual total returns of the fund to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q4, 2022: 7.43% Worst Quarter Q1, 2022: -13.38% (for the periods reflected in the bar chart)
Average Annual Total Returns as of 12/31/22

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of a period.

Average Annual Returns - BNY Mellon Sustainable Global Emerging Markets ETF	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BNY Mellon Sustainable Global Emerging Markets ETF	(22.32%)	(21.10%)	Dec. 14, 2021
After Taxes on Distributions | BNY Mellon Sustainable Global Emerging Markets ETF	(22.44%)	(21.22%)
After Taxes on Distributions and Sale of Fund Shares | BNY Mellon Sustainable Global Emerging Markets ETF	(13.22%)	(16.11%)
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	(20.09%)	(18.54%)	Dec. 14, 2021